Expense Example, No Redemption - Class C	Apr. 30, 2025 USD ($)
Allspring Absolute Return Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	607
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	2,263
Allspring Asset Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,022
Expense Example, No Redemption, 10 Years	$ 2,243